EQUITY INVESTMENTS (Tables)	12 Months Ended
Jan. 02, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	The summarized financial information as of January 2, 2022 and January 3, 2021 and for the fiscal years ended 2021 and 2020 is as follows:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Current assets	$581,048	$372,320
Non-current assets	524,831	300,205
Current liabilities	323,664	232,571
Non-current liabilities	321,557	126,648
Non-controlling interest	402,526	197,270

	Fiscal Year Ended
(In thousands)	2021	2020
Revenue	$1,018,731	$419,582
Gross profit	25,204	28,108
Loss from operations	(27,427)	(10,013)
Net loss	(126,338)	(13,386)
Net loss attributable to Huansheng JV	(95,939)	(14,599)

Schedule of Related Party Transactions
The below table summarizes our transactions with SunPower subsequent to the Spin-off, in relation to these agreements:

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021
Charges from product collaboration agreement	$32,887	$10,846
Net charges from transition services agreement	5,217	6,229

We had the following balances related to transactions with SunPower as of January 2, 2022 and January 3, 2021:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts receivable	$3,959	$31,967
Prepaid expenses and other current assets	13,979	9,665
Other receivables, non-current	1,458	1,458
Accounts payable	2,315	901
Accrued liabilities (Note 6)	8,361	7,942

The following related party balances and amounts are associated with transactions entered into with TotalEnergies and its affiliates:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts receivable	$821	$1,273
Accounts payable(1)	—	3,100
Contract liabilities, current portion(2)	31,069	9,405
Contract liabilities, net of current portion(2)	23,840	33,066
Refund liabilities (Note 6)	22,566	—
(1)In connection with obtaining solar module supplies related to one solar project, we incurred charges of $3.1 million, that was paid directly to TotalEnergies in fiscal year 2021.
(2)Refer to Note 9. Commitments and Contingencies—Advances from Customers.

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021	December 29, 2019
Revenue	$14,733	$73,599	$33,371
Interest expense incurred on the 4.00% debentures acquired by Total(1)	—	2,667	4,000
(1)Represents TotalEnergies share of the 4.00% debentures issued by SunPower in December 2015. The proceeds were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, the related interest expense was reflected in the Consolidated and Combined Statements of Operations prior to Spin-off. The related obligation on the 4.00% debentures were not transferred to us as part of the Spin-off.
Related-party transactions with Huansheng JV are as follows:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Accounts payable	$64,498	$40,420

	Fiscal Year Ended
(In thousands)	January 2, 2022	January 3, 2021
Payments made to investee for products/services	$140,610	$267,247

Debt Securities, Trading, and Equity Securities, FV-NI

	As of
(In thousands)	January 2, 2022	January 3, 2021
Equity method investment	$11,230	$25,707
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$15,230	$29,707